Cash	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Cash [Text Block]
19.	Cash

a) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, deposits in banks and highly liquid investments with an original maturity of 90 days or less.

b) Restricted cash

The Company does not have any restricted cash at December 31, 2017. At December 31, 2016, restricted cash of $4.6 million (C$6.2 million) represented collateralized cash held for a letter of credit securing C$20.5 million of closure bonds held with the Ontario Ministry of Northern Development and Mines (“MNDM”). This was released in 2017, following the sale of the Black Fox Complex.